Credit Facilities (Tables)	6 Months Ended
Jun. 30, 2023
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Summary of Lease Liabilities Explanatory
The lease liability on the Company’s offices located in Vancouver, Canada and the Cayman Islands is as follows:

(in thousands)	June 30 2023	December 31 2022

Current portion	$609	$818

Long-term portion	5,925	1,152

Total lease liabilities	$6,534	$1,970

Summary of Finance Lease Maturity Analys is Explanatory
The maturity analysis, on an undiscounted basis, of these leases is as follows:

(in thousands)	June 30 2023

Not later than 1 year	$887

Later than 1 year and not later than 5 years	2,727

Later than 5 years	5,012

Total lease liabilities	$8,626

Summary of Company's Finance Costs
A summary of the Company’s finance costs associated with the above facilities during the period is as follows:

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2023	2022	2023	2022

Costs related to undrawn credit facilities	1 7 .1	$1,272	$1,297	$2,589	$2,639

Interest expense - lease liabilities	1 7 .2	36	24	53	50

Letters of guarantee	5.3	44	68	89	122

Total finance costs		$1,352	$1,389	$2,731	$2,811